Revenues (Schedule of Changes in Contract Asset and Contract Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Contract with Customer, Asset, Net [Abstract]
Accrued revenue	$ 862	$ 3,235	$ 0
Costs and estimated profits in excess of billings	9,159	9,584	9,584
Contract assets	10,021	12,819
Increase (decrease) in contract with customer assets	$ (2,798)
Increase (Decrease) in contract with customer assets, percent	(22.00%)
Contract with Customer, Liability [Abstract]
Deferred revenue	$ 8,335	8,819	8,819
Billings in excess of costs and profits recognized	3,210	1,881	$ 1,881
Contract liabilities	11,545	$ 10,700
Increase (decrease) in contract with customer liabilities	$ 845
Increase (Decrease) in contract with customer liabilities, percent	8.00%